PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 8,507,859		$ 8,543,198
Less: accumulated depreciation and amortization	(7,068,757)		(6,708,077)
Net book value	1,439,102		1,835,121
Depreciation and amortization	399,798	$ 518,199
Machinery and laboratory equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	5,171,471		5,201,479
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	1,031,254		1,037,675
Electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	1,815,343		1,818,352
Furniture and tools
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	49,509		42,821
Vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	78,439		78,928
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 361,843		$ 363,943